Note 5 - Stockholders' Equity- Stock Option Activity - 10Q (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Outstanding, number of shares (in shares)	45,579	13,367
Outstanding, weighted average exercise price (in dollars per share)	$ 137.2	$ 317.75
Outstanding, weighted average remaining contractual term (Year)	9 years 8 months 12 days	8 years 7 months 6 days	8 years 7 months 6 days
Outstanding, aggregate intrinsic value	$ 23,958	$ 0	$ 58,500
Granted, number of shares (in shares)	266,200	32,212
Granted, weighted average exercise price (in dollars per share)	$ 1.18	$ 62
Exercised, number of shares (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Forfeited or expired (in shares)	(1,600)	0
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 68.38	$ 0
Outstanding, number of shares (in shares)	310,179	45,579	13,367
Outstanding, weighted average exercise price (in dollars per share)	$ 20.82	$ 137.2	$ 317.75
Exercisable, number of shares (in shares)	22,130	9,531
Exercisable, weighted average exercise price (in dollars per share)	$ 217.73	$ 423.93
Exercisable, weighted average remaining contractual term (Year)	7 years 9 months 18 days	7 years 2 months 12 days
Exercisable, aggregate intrinsic value	$ 0	$ 0